Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Pledged as collateral for credit	$ 15	$ 35	$ 35
Accounts receivable, net of allowance	$ 505	$ 573	$ 87
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000	5,000	5,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Common stock, shares authorized	100,000	100,000	100,000
Common stock, shares issued	69,146	52,571	49,468
Common stock, shares outstanding	68,560	51,986	48,923
Series B Convertible Preferred Stock [Member]
Preferred stock, shares issued	2,000
Preferred stock, shares outstanding	8,000
Series C Preferred Stock [Member]
Preferred stock, shares issued	1,000
Preferred stock, shares outstanding	1,000